Income Tax - Composition of income tax expense (income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax
Current tax expense	$ 397	$ 73	$ 845
Deferred tax expenses (income)		(11)	(581)
Income tax expense (income)	$ 397	$ 62	$ 264